Note 1 - Corporate Information	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Description of corporate information [text block]
1.	CORPORATE INFORMATION

(a)	Description of business

Ambev S.A. (referred to as the “Company” or “Ambev”), headquartered in São Paulo, Brazil, produces and sells beer, draft beer, soft drinks, other non-alcoholic beverages, malt and food in general, as well as the advertising of its and third
party products, the sale of promotional and advertising materials and the direct or indirect exploitation of bars, restaurants, snack bars and the like, among others.

The Company’s shares and ADR’s (American Depositary Receipts) are listed on the
B3
S.A.- Brasil, Bolsa, Balcão as
“ABEV3”
and on the New York Stock Exchange (NYSE) as “ABEV”.

The Company’s direct controlling shareholders are Interbrew International B.V. (“IIBV”), AmBrew S.A. (“Ambrew”), both subsidiaries of Anheuser-Busch InBev N.V. (“AB InBev”) and Fundação Antonio e Helena Zerrenner Instituição Nacional de Beneficência (“Fundação Zerrenner”).

The financial statements were approved by the Board of Directors on
February 27
st
,
2018.

(b)	Major corporate events in 2015, 2016 and 2017

Renegotiation of shareholders agreement CND

On
December
1st,
2017,
Ambev informed its shareholders and the general market that the E. León Jimenes, S.A. (“ELJ”), partner of Ambev in Tenedora CND, S.A. (“Tenedora”) – a holding company headquartered in Dominican Republic, which holds almost all shares of Cervecería Nacional Dominicana, S.A – will exercise partially, as provide for in shareholders’ agreement of Tenedora, ELJ put option of approximatelly
30%
of capital stock by Tenedora. Due the partial put exercise option, the Company will pay to ELJ the amount of USD
926.5
million and will be the holder of approximately
85%
of Tenedora, and ELJ will remain with
15%
interest of CND. Considering the strategic importance of alliance with the ELJ, the Board of Directors of Ambev approved this date the change of the call option term from
2019
to
2022.
The transaction was subject to certain conditions precedent that were executed on
January 18, 2018,
as described in Note
36
-
Subsequent events
.

Adherence to the Special Tax Regularization Program

During the
third
quarter of
2017,
the Company adhere a Special Program for Tax Regularization, fixed by Provisional Measure
no.
783,
from
May 31, 2017,
extended by the Provisional Measure
no.
798
(“PERT
2017”
), undertaking to pay some tax assessments that were in dispute, including debts from its subsidiaries, for a total amount of
R$3.5
billion, already considering discounts according to the program, having paid the amount of approximately
R$960
millions in
2017
and undertaking to pay the remaining value in
145
monthly installments, with interest, starting in
January, 2018.

Perpetual licensing agreement with Quilmes

In
September 2017,
AB InBev and Quilmes, a subsidiary of Ambev, entered into an agreement whereby AB InBev will grant a perpetual license to Quilmes in Argentina for Budweiser and other North American brands upon the recovery of the distribution rights by AB InBev from CCU. The agreement also foresees the transfer of the brewery of Cerveceria Argentina Sociedad Anonima Isenbeck by AB InBev to Quilmes and the transfer of some Argentinean brands (Norte, Iguana and Baltica) and related business assets along with
US$50
millions by Quilmes to CCU. The closing of the transaction is subject to the approval of the Argentinean antitrust authority and others usual closing conditions. Such approval has not
been granted by the time of the publication of these financial statements.

Exchange contracts for future financial flows - Equity Swap

As of
December 21, 2017,
the Board of Directors approved new equity swap agreements without prejudice to the liquidation, within the regulatory term, of the agreements still in force as authorized at the meeting held on
May 16, 2017.
These agreements authorized
may
result in an exposure of up to
44
million common shares (of which all or part
may
be through ADR’s), with a limit value of up to
R$820
million and, together with the balance of the agreements executed in the context of the approval of
May 16, 2017
and
not
yet settled.

On
May
16th,
2017,
the Board of Directors of Ambev approved the execution, by and between the Company, or its subsidiaries, and financial institutions to be approved by the Board of Officers, of equity swaps, having as underlying asset the shares issued by the Company or American Depositary Receipts representing these shares (“ADRs”). The settlement of the equity swap will take place within a maximum period of
18
months from this date, and the agreements
may
result in an exposure of up to
80
million common shares, with a limit value of up to R$
2.3
billion.

Acquisition of the Cachoeiras de Macacu

In
December 2016,
the Company acquired Cachoeira de Macacu Bebidas Ltda. from Brasil Kirin Indústria de Bebidas Ltda., a company that owns an operating industrial plant for the production and packaging of beer and non-alcohol  beverages  in the State of Rio de Janeiro for
R$478.6
million.

Exchange of shareholdings

On
May 12, 2016,
Ambev and its controlling shareholder, AB InBev, entered into an agreement for the exchange of shareholdings (“Swap”). The execution of the Swap was conditional on the implementation of the merger of the activities of AB InBev and SABMiller Plc (“SABMiller”), which occurred on
October 10, 2016.
Subsequently, on
December 31, 2016,
after the implementation of certain preparatory corporate acts, the Swap was effected. Based on the agreement described above, Ambev transferred to AB InBev the equity interest in Keystone Global Corporation - KGC, which held shares in companies domiciled in Colombia, Peru and Ecuador. On the other hand, AB InBev transferred to Ambev its interest in Cerveceria Nacional S. de R.L., a subsidiary domiciled in Panama, which had previously been acquired as a third
party.
The value attributed to the transaction is based on a fairness opinion prepared by a specialized company and duly approved by the Board of Directors of Ambev, with abstention from the vote of the directors appointed by AB InBev.

The result of the transaction above mentioned was
R$1,236.8
million, of which
R$1,240.0
million was recognized in the income statement on exceptional items.

Acquisition of Archibald Microbrasserie

On
April, 2016,
the Company, through its wholly-owned subsidiary Labatt Breweries, in Canada, acquired the company Archibald Microbrasserie, known for its local beers and seasonal specialties. Furthermore, in Brazil, acquired
66%
of the company Sucos do Bem, which has a range of juices, teas and cereal bars. The acquisition amount added was approximately
R$155
million.

Acquisition of Mark Anthony Group Companies

On
January, 2016,
the Ambev, through its wholly-owned subsidiaries, CRBS S.A. and Ambev Luxembourg, acquired companies to a range of primarily spirit-based beers and ciders from Mark Anthony Group, by
R$1.4
billion.

Business Acquisitions and Creation of B.Blend

During
2015
the Company, through its subsidiaries, effected the purchase of companies Wals (“Tropical Juice”), Colorado (“Beertech Bebidas”), Bogota Beer Company (“BBC”), Cervecería BBC SAS (“Cerveceria BBC”), Mill Street Brewery (“Mill St. Brewery”) and Banks Holdings Limited (“BHL”). Along with Whirpool has initiated the setting-up of the one
joint venture, named B. Blend, being the
first
platform beverages in capsules all-in-
one
of the world.